                                 JANUS ADVISER
                               Focused Value Fund
                           International Equity Fund
                                 Class I Shares

                      Supplement Dated September 30, 2004
                       To Currently Effective Prospectus

1. The following sentence is added after the second sentence in the fourth paragraph in the Management of the Funds section of the Prospectus:

               These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change.

2. The following sentence is added after the second sentence of the first paragraph of the Shareholder's Guide of the Prospectus:

               The Shares are only available to broker-dealers in connection with their customers' investment in the Shares through: (1) retirement plans; and (2) asset allocation, wrap fee, fee-in-lieu of commission, or other discretionary or nondiscretionary investment advisory programs under which such broker-dealers charge asset-based fees. This restriction does not apply to broker-dealers that had existing agreements to purchase the Shares on behalf of their customers prior to September 30, 2004.

                                 JANUS ADVISER
                               Focused Value Fund
                           International Equity Fund
                                 Class A Shares
                                 Class C Shares

                      Supplement Dated September 30, 2004
                       to Currently Effective Prospectus

1. Effective September 30, 2004, the 1% maximum sales charge applicable to purchases of Class C Shares has been eliminated.

2. The following replaces the "Fees and Expenses" section in the Prospectus. This information reflects the elimination of the 1.00% maximum sales charge previously imposed on purchases of Class C Shares and the imposition of the new networking and/or omnibus account fees on Class A Shares and Class C Shares.

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Funds. All fees and expenses shown were determined based upon net assets as of the Funds' fiscal year ended February 29, 2004, restated to reflect new networking and/or omnibus account expenses that Class A Shares and Class C Shares expect to incur. All fees and expenses are shown without the effect of expense offset arrangements. Subsequent to the reorganization of US Value Predecessor Fund and International Equity Predecessor Fund into Focused Value Fund and International Equity Fund, respectively, the Funds changed their fiscal year end to the last day of February.

SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                Class A   Class C
  Maximum sales charge (load)                                    5.75%     1.00%
    Imposed on purchases (as a percentage of offering price)     5.75%(2)    N/A(3)
    Deferred sales charge (as a percentage of the lower of
      original purchase price or redemption proceeds)             None(4)  1.00%(5)
    Imposed on reinvested dividends and distributions             None      None

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                                           Total Annual                 Net Annual
                            Management    Distribution        Other       Fund Operating    Expense   Fund Operating
                               Fee       (12b-1) Fees(6)   Expenses(7)     Expenses(8)      Waivers    Expenses(8)
  FOCUSED VALUE FUND
  Class A                     0.96%           0.25%           0.86%           2.07%          0.92%        1.15%
  Class C                     0.96%           1.00%           0.87%           2.83%          0.93%        1.90%
  INTERNATIONAL EQUITY
   FUND
  Class A                     0.99%           0.25%           1.50%           2.74%          1.49%        1.25%
  Class C                     0.99%           1.00%           1.50%           3.49%          1.49%        2.00%

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Sales charges may be waived for certain investors.
 (3) The 1% maximum sales charge imposed on purchases prior to September 30, 2004 has been eliminated.
 (4) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase.
 (5) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase.
 (6) Because the 12b-1 fee is charged as an ongoing fee, over time, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
 (7) Other expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.
 (8) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until at least September 30, 2005. The expense waivers shown reflect the application of such limits. The expense limits are detailed under the Management of the Funds section of this prospectus.

 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each of the Funds for the time periods indicated and reinvest all dividends and distributions without a sales charge.

 The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares.

 All of the examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses before waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                       1 Year(2)    3 Years(4)   5 Years(4)   10 Years(4)
  IF CLASS A SHARES ARE REDEEMED:                     ---------------------------------------------------
  Focused Value Fund - Class A(1)                        $773         $1,186       $1,625       $2,837
  International Equity Fund - Class A(1)                 $836         $1,376       $1,941       $3,469

                                                       1 Year(3)    3 Years(4)   5 Years(4)   10 Years(4)
  IF CLASS C SHARES ARE REDEEMED:                     ---------------------------------------------------
  Focused Value Fund - Class C                           $386         $  877       $1,494       $3,157
  International Equity Fund - Class C                    $452         $1,071       $1,812       $3,765

                                                       1 Year(4)    3 Years(4)   5 Years(4)   10 Years(4)
  IF CLASS A SHARES ARE NOT REDEEMED:                 ---------------------------------------------------
  Focused Value Fund - Class A(1)                        $773         $1,186       $1,625       $2,837
  International Equity Fund - Class A(1)                 $836         $1,376       $1,941       $3,469

                                                       1 Year(4)    3 Years(4)   5 Years(4)   10 Years(4)
  IF CLASS C SHARES ARE NOT REDEEMED:                 ---------------------------------------------------
  Focused Value Fund - Class C                           $286         $  877       $1,494       $3,157
  International Equity Fund - Class C                    $352         $1,071       $1,812       $3,765

 (1) Assumes the payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge may be waived or reduced for certain investors, which would reduce the expenses for those investors.
 (2) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.
 (3) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase.
 (4) Contingent deferred sales charge not applicable.

3. The following sentence is added after the second sentence in the fourth paragraph in the Management of the Funds section of the Prospectus:

               These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change.

4. The following is added to the end of the Other Information section of the
   Prospectus:

               NETWORKING AND/OR OMNIBUS POSITIONING FEE

               Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class A Shares and Class C Shares of the Funds that are processed through the National Securities Clearing Corporation ("NSCC") or similar systems. These fees are paid by the Funds by Class to Janus Services, which uses such fees to reimburse intermediaries.

5. The following is added following the paragraph entitled "Minimum Investment Requirements" contained in the Purchases section of the Shareholder's Guide of the Prospectus:

               MAXIMUM PURCHASE

               The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

6. All instances of the term "90 days" in the paragraph entitled "Letter of Intent" contained in the Purchases section of the Shareholder's Guide of the Prospectus are replaced with the term "three months."

                                 JANUS ADVISER
                               Focused Value Fund
                           International Equity Fund

                      Supplement Dated September 30, 2004
           to Currently Effective Statement of Additional Information

The following is added to the Custodian, Transfer Agent and Certain Affiliations
section in the Statement of Additional Information:

               Janus Services is not compensated for its services related to Class A Shares and Class C Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the networking and/or omnibus account fees which certain intermediaries charge with respect to transactions in the Funds that are processed through the National Securities Clearing Corporation ("NSCC") or similar systems.